As filed with the Securities and Exchange Commission on April 2, 2015

Registration No. 333-156019

811-21397

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C.

FORM N-4

REGISTRATION STATEMENT

UNDER

THE SECURITIES ACT OF 1933
Post-Effective Amendment No. 13	☒

REGISTRATION STATEMENT

UNDER

THE INVESTMENT COMPANY ACT OF 1940

Amendment No. 43	☒

NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT-IV

(Exact Name of Registrant)

NEW YORK LIFE INSURANCE AND

ANNUITY CORPORATION

(Name of Depositor)

51 Madison Avenue,

New York, New York 10010

(Address of Depositor’s Principal Executive Office)

Depositor’s Telephone Number: (212) 576-7000

Laura Molnar Bramson, Esq. New York Life Insurance and Annuity Corporation 1 Rockwood Road Sleepy Hollow, New York, New York 10591 (Name and Address of Agent for Service)

Copy to:

Richard T. Choi, Esq. Carlton Fields Jorden Burt 1025 Thomas Jefferson Street, NW Suite 400 East Washington, D.C. 20007-5208	Thomas F. English, Esq. Senior Vice President, Deputy General Counsel and Chief Insurance Counsel New York Life Insurance Company 51 Madison Avenue New York, New York 10010

Approximate Date of Proposed Public Offering: Continuous

It is proposed that this filing will become effective (check appropriate box)

☐	immediately upon filing pursuant to paragraph (b) of Rule 485.
☒	on May 1, 2015 pursuant to paragraph (b) of Rule 485.
☐	60 days after filing pursuant to paragraph (a)(1) of Rule 485.
☐	on pursuant to paragraph (a)(1) of Rule 485.

If appropriate, check the following box:

☐	This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Title of Securities Being Registered:	Units of interest in a separate account under variable annuity contracts.

Registrant is filing this post-effective amendment (“Amendment”) for the sole purpose of delaying the effective date of Post-Effective Amendment No. 12 to the Registration Statement until May 1, 2015. The Amendment is not intended to amend or delete any part of the Registration Statement, except as specifically noted herein. Registrant intends to file another post-effective amendment pursuant to Rule 485(b) under the Securities Act of 1933 on or before May 1, 2015, that will include updated financial statements, updated and revised disclosures that respond to comments received from the Commission staff, and any required exhibits.

SIGNATURES

As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets the requirements of Securities Act Rule 485(b) for effectiveness of this Registration Statement and has caused this Amendment to the Registration Statement to be signed on its behalf in New York, New York on April 2, 2015.

NYLIAC VARIABLE ANNUITY
SEPARATE ACCOUNT - IV
(Registrant)

By:	/s/ Dylan W. Huang
Name: Dylan W. Huang
Title: Vice President

NEW YORK LIFE INSURANCE AND
ANNUITY CORPORATION
(Depositor)

By:	/s/ Dylan W. Huang
Name: Dylan W. Huang
Title: Vice President

As required by the Securities Act of 1933, this Amendment to the Registration Statement has been signed by the following persons in the capacities and on the date indicated.

Christopher Ashe *	Director
David G. Bedard*	Director
Christopher O. Blunt*	Director
David Cruz*	Director
John T. Fleurant*	Director and Chief Financial Officer
Robert M. Gardner*	Director (Principal Accounting Officer)
John Y. Kim*	Director
Theodore A. Mathas*	Chairman and President (Principal Executive Officer)
Mark W. Pfaff*	Director
Arthur H. Seter*	Director
Joel M. Steinberg*	Director
Susan A. Thrope*	Director

By:	/s/ Dylan W. Huang
Dylan W. Huang
Attorney-in-Fact
April 2, 2015

*	Pursuant to Powers of Attorney previously filed.